Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current and deferred portions of income tax expense
Current income tax expenses		(200,034)	(125,365)	(48,357)
Deferred income tax benefits	7,374	45,751	35,414	19,316
Income tax expense for the year	$ (24,866)	(154,283)	(89,951)	(29,041)